As filed with the Securities and Exchange Commission on August 25, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22592

DoubleLine Opportunistic Credit Fund

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

c/o DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

DoubleLine Opportunistic Credit Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 3.9%
2,000,000	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	2,020,996
5,000,000	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	5,088,401
5,000,000	Jimmy John’s Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	5,025,000
4,146,860	SoFi Professional Loan Program, Series 2013-A-A	3.61%	#^¥@	12/17/2043	831,416

Total Asset Backed Obligations (Cost $14,604,535)					12,965,813

Collateralized Loan Obligations - 7.8%
1,000,000	ALM Ltd., Series 2015-12A-C1R	4.36%	#^	04/16/2027	1,001,077
1,500,000	Apidos Ltd., Series 2014-18A-D	6.35%	#^	07/22/2026	1,505,714
1,000,000	ARES Ltd., Series 2014-1A-SUB	8.79%	#^@	04/17/2026	561,543
1,000,000	Atrium Corporation, Series 2017-9A-DR	4.80%	#^	05/28/2030	999,502
500,000	Babson Ltd., Series 2014-3A-D2	5.39%	#^	01/15/2026	502,560
750,000	Babson Ltd., Series 2014-3A-E2	7.66%	#^	01/15/2026	755,520
1,000,000	Babson Ltd., Series 2015-2A-D	4.96%	#^	07/20/2027	1,001,959
2,000,000	Babson Ltd., Series 2016-2A-E	8.06%	#^	07/20/2028	2,026,287
1,000,000	Babson Ltd., Series 2017-1A-D	0.00%	#^	07/18/2029	1,000,000
1,000,000	Barings Ltd., Series 2016-3A-C	5.11%	#^	01/15/2028	1,010,068
1,900,000	BlueMountain Ltd., Series 2013-1A-DR	8.66%	#^	01/20/2029	1,956,808
1,000,000	Brookside Mill Ltd., Series 2013-1A-D	4.21%	#^	04/17/2025	982,228
500,000	Cent Ltd., Series 2014-22A-C	4.93%	#^	11/07/2026	500,001
1,000,000	Galaxy Ltd., Series 2015-21A-E1	6.76%	#^	01/20/2028	992,510
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D	4.80%	#^	10/22/2025	501,103
2,000,000	Jay Park Ltd., Series 2016-1A-D	8.16%	#^	10/20/2027	2,023,518
581,441	LCM LP, Series 11A-INC	4.52%	^@	04/19/2022	10,149
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-CR	5.16%	#^	07/15/2029	1,009,282
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.83%	#^	11/14/2026	501,865
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D	7.78%	#^	11/14/2026	1,019,276
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-SUB	0.00%	#^	03/17/2030	1,935,429
1,000,000	TCI-Cent Ltd., Series 2016-1A-D	7.92%	#^	12/21/2029	1,017,431
2,000,000	TCI-Symphony Ltd., Series 2016-1A-D	4.96%	#^	10/13/2029	2,015,000
1,000,000	Voya Ltd., Series 2017-3A-C	0.00%	#^	07/20/2030	1,000,000

Total Collateralized Loan Obligations (Cost $25,801,415)					25,828,830

Non-Agency Commercial Mortgage Backed Obligations - 8.6%
591,000	Banc of America Commercial Mortgage Trust, Series 2007-4-B	6.16%	#^	02/10/2051	589,948
450,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	442,459
600,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/10/2048	493,801
4,905,179	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.57%	#I/O	02/10/2048	398,009
528,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	395,467
864,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-E	4.72%	#^	10/15/2045	586,569
1,127,250	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-E	3.75%	^	08/10/2047	759,856
1,288,300	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^	08/10/2047	776,761
2,415,590	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^¥	08/10/2047	762,121
5,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^¥	08/10/2047	–
566,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-C	4.64%	#	10/10/2048	551,117
5,297,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.39%	#^I/O	10/10/2048	444,275
543,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.50%	#^	02/10/2048	431,287
550,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19-D	2.87%	^	02/10/2048	446,233
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-E	3.80%	#^	10/10/2048	1,120,006
549,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-E	4.30%	#^	02/10/2049	417,165
591,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	588,051
500,000	GS Mortgage Securities Corporation, Series 2014-GC26-C	4.64%	#	11/10/2047	501,223
650,000	GS Mortgage Securities Corporation, Series 2014-GC26-D	4.64%	#^	11/10/2047	567,954
543,000	GS Mortgage Securities Corporation, Series 2015-GC28-D	4.47%	#^	02/10/2048	431,440
28,890,660	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.83%	#I/O	06/15/2045	1,522,471
441,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	437,840
190,381	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	190,246
10,765,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	1.12%	#^I/O	08/15/2046	538,830
564,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15-D	5.23%	#^	11/15/2045	546,649
557,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17-E	3.87%	#^	01/15/2047	389,336
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^	04/15/2047	2,584,420
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^	04/15/2047	1,040,484
6,202,105	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^¥	04/15/2047	1,929,121
5,436,358	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.30%	#I/O	01/15/2048	290,293
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/15/2048	398,845
775,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.82%	#	11/15/2048	748,427
16,358,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XD	0.50%	#^I/O	11/15/2048	542,763
553,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7-AJ	6.50%	#	09/15/2045	559,512
5,577,444	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	2.11%	#^I/O	03/10/2049	486,262
569,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	6.02%	#	06/12/2050	571,845
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15-D	5.06%	#^	04/15/2047	465,169
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	473,144
1,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	831,032
804,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	592,170
525,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.56%	#^	07/13/2029	515,397
304,206	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	309,739
554,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.17%	#	02/15/2051	564,576
467,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-E	4.93%	#^	10/15/2045	382,940
747,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.75%	#	12/15/2048	666,790

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $29,839,752)					28,282,043

Non-Agency Residential Collateralized Mortgage Obligations - 52.4%
2,600,413	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.76%	#	03/25/2036	2,105,506
1,429,426	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	1,455,337
1,409,145	Banc of America Funding Corporation, Series 2006-A-4A1	3.49%	#	02/20/2036	1,320,878
14,241,239	BCAP LLC Trust, Series 2007-AB1-A5	5.04%	#	03/25/2037	10,234,996
1,352,754	BCAP LLC Trust, Series 2010-RR6-6A2	9.30%	#^	07/26/2037	1,213,796
5,269,567	BCAP LLC Trust, Series 2010-RR6A-2216	3.27%	#^	06/26/2036	4,861,033
2,373,133	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	1,957,846
2,409,460	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	1,940,471
2,886,918	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	2,211,559
2,621,210	CHL Mortgage Pass-Through Trust, Series 2007-4-1A35	5.48%	#I/FI/O	05/25/2037	629,574
2,621,210	CHL Mortgage Pass-Through Trust, Series 2007-4-1A36	1.52%	#	05/25/2037	1,579,591
7,000,000	CIM Trust, Series 2016-1RR-B2	12.32%	#^	07/26/2055	6,197,272
7,000,000	CIM Trust, Series 2016-2RR-B2	10.14%	#^	02/27/2056	6,205,947
7,000,000	CIM Trust, Series 2016-3RR-B2	11.02%	#^	02/27/2056	6,234,199
6,010,000	CIM Trust, Series 2017-3RR-B2	16.78%	#^	01/29/2057	6,672,615
1,875,000	Citicorp Mortgage Securities, Inc., Series 2006-2-1A14	5.50%		04/25/2036	1,867,966
714,382	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4	16.32%	#^I/F	10/25/2035	878,029
3,883,472	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-3A7	9.83%	^	01/25/2036	3,802,696
5,860,374	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-4A3	6.99%	#^	09/25/2035	6,105,538
3,301,744	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A6	5.75%		04/25/2037	2,902,781
2,623,164	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A16	6.00%		06/25/2037	2,424,101
1,735,230	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5	2.32%	#	02/25/2036	1,463,980
366,453	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	17.17%	#I/F	02/25/2036	463,951
3,192,658	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	2,655,455
3,828,061	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	2,006,767
1,183,033	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	1,118,874
762,996	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	743,068
1,674,331	First Horizon Asset Securities, Inc., Series 2007-AR3-2A2	2.94%	#	11/25/2037	1,514,174
846,977	IndyMac Mortgage Loan Trust, Series 2005-AR1-2A1	3.69%	#	11/25/2035	805,320
2,289,193	IndyMac Mortgage Loan Trust, Series 2005-AR23-6A1	3.19%	#	11/25/2035	1,930,438
571,824	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	569,775
4,238,234	JP Morgan Resecuritization Trust, Series 2011-1-1A10	6.00%	#^	12/26/2036	4,142,567
4,010,740	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.00%	#^	06/26/2037	3,948,775
1,707,226	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	1,684,852
2,196,843	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	1,793,705
837,842	Lehman XS Trust, Series 2005-2-1A2	1.92%	#	08/25/2035	818,151
1,294,472	MASTR Asset Securitization Trust, Series 2007-2-A3	6.25%		01/25/2038	1,180,284
6,500,000	Nationstar HECM Loan Trust, Series 2016-2A-M2	6.54%	#^	06/25/2026	6,571,890
4,250,000	Nationstar HECM Loan Trust, Series 2016-2A-M2	4.70%	^	05/25/2027	4,257,650
3,250,000	Nationstar HECM Loan Trust, Series 2016-3A-M2	5.68%	^	08/25/2026	3,315,572
2,228,711	Nomura Resecuritization Trust, Series 2010-2RA-A2	5.50%	#^	01/26/2036	2,152,495
1,977,300	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	1,739,970
1,862,139	Residential Accredit Loans, Inc., Series 2005-AS14-3A1	6.00%		09/25/2035	1,779,238
2,842,238	Residential Accredit Loans, Inc., Series 2005-QS13-2A3	5.75%		09/25/2035	2,592,428
2,196,881	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	1,901,575
2,408,192	Residential Accredit Loans, Inc., Series 2006-QS6-1A5	5.75%		06/25/2036	2,161,653
4,471,296	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	4,098,389
1,112,346	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	967,196
4,716,347	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	4,449,430
1,888,396	Residential Accredit Loans, Inc., Series 2007-QS6-A1	1.55%	#	04/25/2037	1,482,771
1,999,228	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	1,797,169
430,186	Residential Accredit Loans, Inc., Series 2007-QS6-A2	45.45%	#I/F	04/25/2037	843,858
1,925,128	Residential Asset Securitization Trust, Series 2006-A6-1A12	5.88%	#I/FI/O	07/25/2036	632,454
1,903,484	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	916,689
4,208,355	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	3,865,543
2,632,958	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	2,018,860
1,232,413	Residential Asset Securitization Trust, Series 2007-A8-1A3	6.00%		08/25/2037	1,038,308
2,256,393	Residential Funding Mortgage Securities Trust, Series 2006-S5-A9	6.00%		06/25/2036	2,234,256
1,319,805	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,247,693
1,513,681	Residential Funding Mortgage Securities Trust, Series 2007-S6-1A10	6.00%		06/25/2037	1,385,025
5,000,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	#^	12/25/2065	5,003,525
1,602,265	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	3.11%	#	02/25/2036	1,418,804
6,541,000	Structured Asset Securities Corporation, Series 2005-11H-A3	5.50%		06/25/2035	6,414,179
4,781,454	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.54%	#	10/25/2036	3,184,415
3,347,218	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	3,322,899

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $165,329,275)					172,435,801

US Government and Agency Obligations - 4.2%
14,000,000	United States Treasury Notes	1.25%	‡	12/31/2018	13,979,490

Total US Government and Agency Obligations (Cost $13,995,206)					13,979,490

US Government / Agency Mortgage Backed Obligations - 47.7%
589,996	Federal Home Loan Mortgage Corporation, Series 2016-KF22-B	6.03%	#^	07/25/2023	596,608
980,417	Federal Home Loan Mortgage Corporation, Series 3211-SI	22.79%	#I/FI/O	09/15/2036	744,249
2,053,539	Federal Home Loan Mortgage Corporation, Series 3236-ES	5.54%	#I/FI/O	11/15/2036	384,668
1,308,173	Federal Home Loan Mortgage Corporation, Series 3256-S	5.53%	#I/FI/O	12/15/2036	250,807
1,008,820	Federal Home Loan Mortgage Corporation, Series 3292-SD	4.94%	#I/FI/O	03/15/2037	144,820
8,791,907	Federal Home Loan Mortgage Corporation, Series 3297-BI	5.60%	#I/FI/O	04/15/2037	1,752,386
5,979,471	Federal Home Loan Mortgage Corporation, Series 3311-BI	5.60%	#I/FI/O	05/15/2037	1,145,785
6,275,606	Federal Home Loan Mortgage Corporation, Series 3311-IA	5.25%	#I/FI/O	05/15/2037	1,153,145
1,504,709	Federal Home Loan Mortgage Corporation, Series 3314-SH	5.24%	#I/FI/O	11/15/2036	214,229
200,976	Federal Home Loan Mortgage Corporation, Series 3317-DS	12.10%	#I/F	05/15/2037	255,131
1,014,789	Federal Home Loan Mortgage Corporation, Series 3330-KS	5.39%	#I/FI/O	06/15/2037	159,053
278,994	Federal Home Loan Mortgage Corporation, Series 3339-AI	5.39%	#I/FI/O	07/15/2037	38,261
4,198,026	Federal Home Loan Mortgage Corporation, Series 3339-TI	4.98%	#I/FI/O	07/15/2037	736,960
2,992,926	Federal Home Loan Mortgage Corporation, Series 3374-SD	5.29%	#I/FI/O	10/15/2037	494,423
796,156	Federal Home Loan Mortgage Corporation, Series 3382-SU	5.14%	#I/FI/O	11/15/2037	115,861
7,267,954	Federal Home Loan Mortgage Corporation, Series 3404-SA	4.84%	#I/FI/O	01/15/2038	1,114,644
719,330	Federal Home Loan Mortgage Corporation, Series 3423-GS	4.49%	#I/FI/O	03/15/2038	84,394
5,920,113	Federal Home Loan Mortgage Corporation, Series 3435-S	4.82%	#I/FI/O	04/15/2038	882,475
603,661	Federal Home Loan Mortgage Corporation, Series 3508-PS	5.49%	#I/FI/O	02/15/2039	81,389
1,835,192	Federal Home Loan Mortgage Corporation, Series 3725-CS	4.84%	#I/FI/O	05/15/2040	215,739
4,245,117	Federal Home Loan Mortgage Corporation, Series 3728-SV	3.29%	#I/FI/O	09/15/2040	353,773
15,860,270	Federal Home Loan Mortgage Corporation, Series 3736-SN	4.89%	#I/FI/O	10/15/2040	2,686,636
6,008,160	Federal Home Loan Mortgage Corporation, Series 3753-SB	4.84%	#I/FI/O	11/15/2040	1,063,432
6,967,365	Federal Home Loan Mortgage Corporation, Series 3780-SM	5.34%	#I/FI/O	12/15/2040	1,256,536
2,419,693	Federal Home Loan Mortgage Corporation, Series 3815-ST	4.69%	#I/FI/O	02/15/2041	334,938
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC	17.50%	#I/F‡	08/15/2041	1,988,439
2,400,245	Federal Home Loan Mortgage Corporation, Series 3924-SJ	4.84%	#I/FI/O	09/15/2041	350,831
9,705,206	Federal Home Loan Mortgage Corporation, Series 3960-ES	4.79%	#I/FI/O	11/15/2041	1,307,093
7,736,548	Federal Home Loan Mortgage Corporation, Series 3997-LZ	3.50%	‡	02/15/2042	7,967,467
4,742,850	Federal Home Loan Mortgage Corporation, Series 4064-SA	4.84%	#I/FI/O	06/15/2042	930,827
3,032,694	Federal Home Loan Mortgage Corporation, Series 4155-GS	4.20%	#I/F‡	01/15/2033	2,846,308
14,220,757	Federal Home Loan Mortgage Corporation, Series 4217-CS	3.89%	#I/F‡	06/15/2043	12,793,175
3,436,518	Federal Home Loan Mortgage Corporation, Series 4225-BS	9.07%	#I/F‡	12/15/2040	3,724,168
5,792,980	Federal Home Loan Mortgage Corporation, Series 4291-MS	4.74%	#I/FI/O	01/15/2054	980,042
12,574,566	Federal Home Loan Mortgage Corporation, Series 4302-GS	4.99%	#I/FI/O	02/15/2044	2,161,512
53,154	Federal National Mortgage Association, Series 2005-104-SI	5.48%	#I/FI/O	12/25/2033	226
325,219	Federal National Mortgage Association, Series 2005-72-WS	5.53%	#I/FI/O	08/25/2035	44,029
3,329,863	Federal National Mortgage Association, Series 2005-90-SP	5.53%	#I/FI/O	09/25/2035	411,241
1,310,543	Federal National Mortgage Association, Series 2006-117-SQ	5.33%	#I/FI/O	12/25/2036	168,679
714,171	Federal National Mortgage Association, Series 2006-119-HS	5.43%	#I/FI/O	12/25/2036	111,508
8,729,386	Federal National Mortgage Association, Series 2006-123-CI	5.52%	#I/FI/O	01/25/2037	1,704,640
3,932,085	Federal National Mortgage Association, Series 2006-60-YI	5.35%	#I/FI/O	07/25/2036	901,760
4,081,473	Federal National Mortgage Association, Series 2007-15-BI	5.48%	#I/FI/O	03/25/2037	743,687
1,541,029	Federal National Mortgage Association, Series 2007-20-S	5.52%	#I/FI/O	03/25/2037	204,781
843,574	Federal National Mortgage Association, Series 2007-21-SD	5.26%	#I/FI/O	03/25/2037	116,599
1,864,434	Federal National Mortgage Association, Series 2007-30-IE	5.52%	#I/FI/O	04/25/2037	412,668
4,552,531	Federal National Mortgage Association, Series 2007-32-SA	4.88%	#I/FI/O	04/25/2037	681,287
2,172,703	Federal National Mortgage Association, Series 2007-40-SA	4.88%	#I/FI/O	05/25/2037	310,480
475,140	Federal National Mortgage Association, Series 2007-48-SE	4.88%	#I/FI/O	05/25/2037	57,534
1,066,100	Federal National Mortgage Association, Series 2007-64-LI	5.34%	#I/FI/O	07/25/2037	152,097
375,968	Federal National Mortgage Association, Series 2007-68-SA	5.43%	#I/FI/O	07/25/2037	42,443
10,849,170	Federal National Mortgage Association, Series 2007-75-PI	5.32%	#I/FI/O	08/25/2037	2,080,380
5,948,538	Federal National Mortgage Association, Series 2008-33-SA	4.78%	#I/FI/O	04/25/2038	887,196
4,754,169	Federal National Mortgage Association, Series 2008-42-SC	4.68%	#I/FI/O	05/25/2038	737,795
996,714	Federal National Mortgage Association, Series 2008-5-GS	5.03%	#I/FI/O	02/25/2038	185,323
3,244,719	Federal National Mortgage Association, Series 2008-62-SD	4.83%	#I/FI/O	07/25/2038	547,618
2,126,150	Federal National Mortgage Association, Series 2008-68-SB	4.88%	#I/FI/O	08/25/2038	365,347
808,072	Federal National Mortgage Association, Series 2009-111-SE	5.03%	#I/FI/O	01/25/2040	106,737
2,154,550	Federal National Mortgage Association, Series 2009-12-CI	5.38%	#I/FI/O	03/25/2036	447,545
397,559	Federal National Mortgage Association, Series 2009-26-SM	5.13%	#I/FI/O	08/25/2038	9,345
713,350	Federal National Mortgage Association, Series 2009-47-SA	4.88%	#I/FI/O	07/25/2039	86,692
622,897	Federal National Mortgage Association, Series 2009-48-WS	4.73%	#I/FI/O	07/25/2039	70,078
294,330	Federal National Mortgage Association, Series 2009-67-SA	3.93%	#I/FI/O	07/25/2037	25,113
892,729	Federal National Mortgage Association, Series 2009-87-SA	4.78%	#I/FI/O	11/25/2049	121,078
1,856,192	Federal National Mortgage Association, Series 2009-91-SD	4.93%	#I/FI/O	11/25/2039	280,810
332,945	Federal National Mortgage Association, Series 2010-109-BS	43.44%	#I/F	10/25/2040	1,326,593
651,255	Federal National Mortgage Association, Series 2010-115-SD	5.38%	#I/FI/O	11/25/2039	102,934
1,260,404	Federal National Mortgage Association, Series 2010-11-SC	3.58%	#I/FI/O	02/25/2040	125,349
3,923,394	Federal National Mortgage Association, Series 2010-134-SE	5.43%	#I/FI/O	12/25/2025	455,180
10,646,265	Federal National Mortgage Association, Series 2010-142-SC	5.38%	#I/FI/O	12/25/2040	2,049,773
4,159,369	Federal National Mortgage Association, Series 2010-150-MS	5.31%	#I/FI/O	01/25/2041	757,317
1,987,324	Federal National Mortgage Association, Series 2010-15-SL	3.73%	#I/FI/O	03/25/2040	232,289
476,427	Federal National Mortgage Association, Series 2010-19-SA	4.18%	#I/FI/O	03/25/2050	57,305
1,699,620	Federal National Mortgage Association, Series 2010-31-SB	3.78%	#I/FI/O	04/25/2040	219,888
2,678,884	Federal National Mortgage Association, Series 2010-39-SL	4.45%	#I/FI/O	05/25/2040	358,817
733,509	Federal National Mortgage Association, Series 2010-8-US	3.58%	#I/FI/O	02/25/2040	75,624
917,707	Federal National Mortgage Association, Series 2010-9-GS	3.53%	#I/FI/O	02/25/2040	93,103
2,436,497	Federal National Mortgage Association, Series 2011-114-S	4.78%	#I/FI/O	09/25/2039	362,055
2,594,707	Federal National Mortgage Association, Series 2011-146-US	5.30%	#I/F‡	01/25/2042	2,447,165
157,371	Federal National Mortgage Association, Series 2011-40-SA	6.96%	#I/F	09/25/2040	180,169
3,266,648	Federal National Mortgage Association, Series 2011-55-BZ	3.50%		06/25/2041	3,359,729
2,155,120	Federal National Mortgage Association, Series 2011-58-SA	5.33%	#I/FI/O	07/25/2041	409,525
1,439,266	Federal National Mortgage Association, Series 2011-5-PS	5.18%	#I/FI/O	11/25/2040	192,416
4,949,433	Federal National Mortgage Association, Series 2012-22-AZ	4.00%	‡	03/25/2042	5,236,056
990,763	Federal National Mortgage Association, Series 2012-29-SG	4.78%	#I/FI/O	04/25/2042	114,984
8,642,705	Federal National Mortgage Association, Series 2012-56-SN	4.83%	#I/FI/O	06/25/2042	1,230,183
8,105,276	Federal National Mortgage Association, Series 2012-76-SC	4.78%	#I/FI/O	07/25/2042	1,353,075
792,061	Federal National Mortgage Association, Series 2012-82-SC	5.69%	#I/F‡	08/25/2042	806,319
6,666,782	Federal National Mortgage Association, Series 2013-17-MS	4.14%	#I/F	03/25/2043	5,733,837
4,134,825	Federal National Mortgage Association, Series 2013-18-BS	3.94%	#I/F‡	03/25/2043	3,776,123
2,668,267	Federal National Mortgage Association, Series 2013-41-SC	4.18%	#I/F‡	05/25/2043	2,289,667
3,415,891	Federal National Mortgage Association, Series 2013-51-SH	4.18%	#I/F‡	05/25/2033	3,165,136
10,316,596	Federal National Mortgage Association, Series 2013-55-KS	4.18%	#I/F‡	06/25/2043	9,146,548
3,790,794	Federal National Mortgage Association, Series 2013-61-ZN	3.00%	‡	06/25/2033	3,738,547
10,296,143	Federal National Mortgage Association, Series 2013-83-US	3.78%	#I/F‡	08/25/2043	9,388,348
506,405	Federal National Mortgage Association, Series 374-19	6.50%	I/O	09/25/2036	119,330
1,308,912	Government National Mortgage Association, Series 2009-104-SD	5.18%	#I/FI/O	11/16/2039	229,861
379,823	Government National Mortgage Association, Series 2010-98-IA	5.80%	#I/O	03/20/2039	44,767
887,343	Government National Mortgage Association, Series 2011-56-BS	4.93%	#I/FI/O	11/16/2036	13,457
1,831,784	Government National Mortgage Association, Series 2011-56-KS	4.93%	#I/FI/O	08/16/2036	54,461
1,729,435	Government National Mortgage Association, Series 2011-69-SB	4.14%	#I/FI/O	05/20/2041	237,858
9,900,991	Government National Mortgage Association, Series 2011-70-WS	7.28%	#I/F‡	12/20/2040	10,354,340
2,583,096	Government National Mortgage Association, Series 2011-71-SG	4.19%	#I/FI/O	05/20/2041	353,913
3,004,608	Government National Mortgage Association, Series 2011-72-AS	4.17%	#I/FI/O	05/20/2041	404,836
3,489,520	Government National Mortgage Association, Series 2011-89-SA	4.24%	#I/FI/O	06/20/2041	448,932
1,651,006	Government National Mortgage Association, Series 2012-34-LI	6.00%	#I/FI/O	12/16/2039	382,449
8,973,700	Government National Mortgage Association, Series 2013-119-TZ	3.00%	‡	08/20/2043	8,626,013
6,858,664	Government National Mortgage Association, Series 2013-188-MS	4.38%	#I/FI/O	12/16/2043	950,555
53,924,971	Government National Mortgage Association, Series 2013-39-HS	3.54%	#I/FI/O	03/20/2041	5,754,350
9,802,824	Government National Mortgage Association, Series 2014-39-SK	4.99%	#I/FI/O	03/20/2044	1,554,980
13,035,849	Government National Mortgage Association, Series 2014-59-DS	5.08%	#I/FI/O	04/16/2044	2,196,000
8,701,543	Government National Mortgage Association, Series 2014-63-SD	4.34%	#I/FI/O	04/20/2044	1,682,095
9,056,537	Government National Mortgage Association, Series 2014-69-ST	4.93%	#I/FI/O	12/16/2039	1,390,197

Total US Government / Agency Mortgage Backed Obligations (Cost $152,873,854)					156,907,368

Short Term Investments - 1.7%
1,835,590	BlackRock Liquidity Funds FedFund - Institutional Shares	0.86%	◆		1,835,590
1,835,591	Fidelity Institutional Money Market Government Portfolio - Class I	0.81%	◆		1,835,591
1,835,591	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.84%	◆		1,835,591

Total Short Term Investments (Cost $5,506,772)					5,506,772

Total Investments - 126.3% (Cost $407,950,809)					415,906,117
Liabilities in Excess of Other Assets - (26.3)%					(86,729,059)

NET ASSETS - 100.0%					$329,177,058

#	Variable rate security. Rate disclosed as of June 30, 2017.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $132,749,172 or 40.3% of net assets.
¥	Illiquid security. At June 30, 2017, the value of these securities amounted to $3,522,658 or 1.1% of net assets.
@	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of June 30, 2017.
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
‡	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
◆	Seven-day yield as of June 30, 2017

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Tax Cost of Investments	$406,858,417

Gross Tax Unrealized Appreciation	26,828,726
Gross Tax Unrealized Depreciation	(17,781,026)

Net Tax Unrealized Appreciation (Depreciation)	$9,047,700

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	52.4%
US Government / Agency Mortgage Backed Obligations	47.7%
Non-Agency Commercial Mortgage Backed Obligations	8.6%
Collateralized Loan Obligations	7.8%
US Government and Agency Obligations	4.2%
Asset Backed Obligations	3.9%
Short Term Investments	1.7%
Other Assets and Liabilities	(26.3)%

100.0%

Reverse Repurchase Agreements

Counterparty	Rate	Trade Date	Maturity Date	Principal	Principal & Interest
JP Morgan Securities LLC	1.87%	06/20/2017	07/20/2017	$24,423,000	$24,435,656
Goldman Sachs	1.53%	06/29/2017	07/31/2017	18,988,000	18,988,807
Goldman Sachs	1.22%	05/24/2017	08/23/2017	14,034,000	14,051,597
Bank of America Merrill Lynch	1.85%	06/25/2017	09/25/2017	13,985,000	13,988,593
JP Morgan Securities LLC	1.67%	06/20/2017	07/20/2017	7,632,000	7,635,531
Bank of America Merrill Lynch	2.05%	06/25/2017	09/25/2017	2,815,000	2,815,802

				$81,877,000	$81,915,986

The weighted average daily balance of reverse repurchase agreements during the reporting period ended June 30, 2017 was $69,463,758, at a weighted average interest rate of 1.35%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at June 30, 2017 was $98,841,043.

Summary of Fair Value Disclosure

June 30, 2017 (Unaudited)

Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value at June 30, 2017.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 20171:

Category

Investments in Securities
Level 1
Money Market Funds	$5,506,772

Total Level 1	5,506,772
Level 2
US Government / Agency Mortgage Backed Obligations	156,907,368
Non-Agency Residential Collateralized Mortgage Obligations	152,144,640
Collateralized Loan Obligations	25,828,830
Non-Agency Commercial Mortgage Backed Obligations	19,453,375
US Government and Agency Obligations	13,979,490
Asset Backed Obligations	12,134,397

Total Level 2	380,448,100
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	20,291,161
Non-Agency Commercial Mortgage Backed Obligations	8,828,668
Asset Backed Obligations	831,416

Total Level 3	29,951,245

Total	$415,906,117

Certain of the Fund’s assets/liabilities are held at face value, which approximates fair value for financial statement purposes. The following is a summary of such assets/liabilities as of June 30, 2017.

Other Financial Instruments
Level 1	$-
Total Level 1	-
Level 2
Reverse Repurchase Agreements	81,877,000

Total Level 2	81,877,000
Level 3	-

Total	$81,877,000

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2017.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 9/30/2016	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Balance as of 6/30/2017	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2017[3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$9,986,031	$35,831	$617,795	$152,622	$7,566	$(396,146)	$9,887,462	$-	$20,291,161	$617,795
Non-Agency Commercial Mortgage Backed Obligations	7,860,895	-	(162,175)	172,376	957,573	-	-	-	8,828,668	(159,509)
Asset Backed Obligations	1,107,087	-	(275,671)	-	-	-	-	-	831,416	(275,671)

Total	$18,954,013	$35,831	$179,949	$324,998	$965,139	$(396,146)	$9,887,462	$-	$29,951,245	$182,615

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2017 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers between Level 3 and Level 2 were due to a change in observable and/or unobservable inputs from the prior fiscal year end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2017 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$20,291,161	Market Comparables	Market Quotes	$88.00 - $102.02	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	8,828,668	Market Comparables	Yields	9.27% - 24.93%	Increase in yields would result in the decrease in the fair value of the security
Asset Backed Obligations	831,416	Market Comparables	Market Quotes	$20.05	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Opportunistic Credit Fund

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                      August  23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)           /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       August 23, 2017

By (Signature and Title)            /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                       August 23, 2017